Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of other receivables
			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Government authorities	349	229	71
Prepaid expenses and other	307	975	304

	656	1,204	375